Exhibit 99.21

NLY Loan Number	Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
4000027175	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	2/19/2024	Cleared	Credit	Missing Closing Protection Letter	Missing Closing Protection Letter	Uploaded	2/21/2024	Received	2/26/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000027175	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	2/19/2024	Cleared	Credit	Occupancy Discrepancy	Missing Proof Subject Property is Tenant Occupied. Per Appraisal Dated XX/XX/XXXX, Subject Property is Vacant. Per Residential Lease Agreement Dated XX/XX/XXXX, Lease Term Began On XX/XX/XXXX	Uploaded	2/21/2024	Received Letter reflecting Subject Property is Occupied	2/26/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000027175	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	2/19/2024	Cleared	Credit	Missing Tax Certificate	Missing Tax Certificate	Uploaded	2/21/2024	Received	2/26/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000027175	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	4/9/2024	Cleared	Credit	Insufficient First Payment Letter	Insufficient First Payment Letter. Provided First Payment Letter Reflects P&I Amount of: $XXX. Provide Updated First Payment Letter Reflecting P&I Amount of: $XXX. Monthly P&I Payment Should Reflects: $XXX Based On Amortization of Principal And Interest Concurrently.	Uploaded	4/11/2024	Received	3/27/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000027175	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	4/9/2024	Cleared	Credit	Incorrect Note Payment	Defective Note - Incorrect P&I Payment; Note Item X(C) States Monthly Payment Shall Be P&I; Note Reflects I/O Payment IAO $XXX.	Uploaded	4/11/2024	Received Note Amendment	3/27/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000027175	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	4/9/2024	Cleared	Credit	Age of Bank Statements	XX Days Aged Bank Statements > XX Days Maximum Allowed. Provide Updated Bank Statements	Uploaded	4/11/2024	Received	4/3/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000027175	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/20/2024	Cleared	Property	Missing Title Insurance	Missing Evidence of Title Insurance	Uploaded	3/22/2024	Received	2/26/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000027175	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/20/2024	Cleared	Property	Missing Hazard Insurance	Missing Evidence of Hazard Insurance	Policy Still Says Good Until Canceled. Fire Coverage Excluded For Subject Property Due to The State of XXX Being Excluded Per Policy Remarks	3/5/2024	Received Confirmation Perpetual Policy is okay. XXX is for Liability Only	3/7/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031038	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/19/2024	Cleared	Credit	Missing First Payment Letter	Missing First Payment Letter	XXX to Opine Whether Term Sheet Sufficies In Lieu of First Payment Letter	3/19/2024	Received	3/22/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031038	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/19/2024	Cleared	Credit	Missing Closing Protection Letter	Missing Executed CPL	Only Title Policy In File. Provide Cpl	3/19/2024	Received	3/20/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031038	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/19/2024	Cleared	Credit	Missing Verification of Deposit	Missing Source of Large Deposit For Bank Account #XXX - Depost IAO $XXX Dated XX/XX/XXXX	Uploaded	3/21/2024	Received	3/22/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031038	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/19/2024	Cleared	Credit	Insufficient Settlement Statement	Insufficient Settlement Statement - Settlement Statement Reflects Cash from Borrower IAO $XXX; Settlement Charges IAO $XXX + Payoff IAO $XXX = Cash To Borrower IAO $XXX	Uploaded	3/21/2024	Received Corrected Settlement Statement	3/19/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031038	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/19/2024	Cleared	Property	Missing Appraisal Review	Missing Appraisal Review	Uploaded	3/21/2024	Received	3/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	1/30/2024	Cleared	Credit	Insufficient Title Insurance Coverage	$XXX Title Insurance Coverage < $XXX Minimum Required. Provide Updated Title Commitment	Uploaded	2/1/2024	Received	1/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	1/30/2024	Cleared	Credit	Adverse Credit (XXX History)	Previous XXX - Background Report Reflects Possible XXX; "XXX." - Missing Disposition	Uploaded	2/1/2024	Received Records showing charges were dismissed	1/25/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	1/30/2024	Cleared	Credit	Missing XX Month Payment History	Missing XX Month Payment History	Uploaded	2/1/2024	Received	1/25/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	1/30/2024	Cleared	Credit	Insufficient Title Insurance	Schedule B Part I Items X, X And X Reflect Outstanding Judgments For Prior Title Holder; XXX. Provide Satisfcation Of Judgment Or Updated Title Commitment	Uploaded	2/1/2024	Received	1/25/2024		D	A	C	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000026429	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	1/24/2024	Cleared	Property	Missing Appraisal Review	Missing Appraisal Review	Uploaded	1/26/2024	Received	1/29/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030046	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/8/2024	Cleared	Credit	Missing Closing Protection Letter	Missing Closing Protection Letter	Uploaded	3/10/2024	Received	3/11/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030046	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/8/2024	Cleared	Credit	Missing Title Insurance Policy	Missing Evidence of Title Insurance	Uploaded	3/10/2024	Received	3/11/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030046	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/8/2024	Cleared	Credit	Missing Payoff Statement	Missing Payoff Statement	Uploaded	3/10/2024	Received Free and Clear Title	3/11/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030046	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/8/2024	Cleared	Credit	Missing Verification of Mortgage	Missing Verification of Mortgage	Uploaded	3/10/2024	Received Free and Clear Title	3/11/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030046	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/8/2024	Cleared	Property	Missing Appraisal Review	Missing Appraisal Review	Uploaded	3/10/2024	Received XXX reflecting Variance of XXX%	3/11/2024		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/12/2024	Cleared	Property	Missing Appraisal Review	Missing Appraisal Review	Uploaded	3/14/2024	Received	3/13/2024		D	A	D	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/12/2024	Cleared	Property	Missing Hazard Insurance Mortgagee Clause	Insufficient Hazard Insurance: Mortgagee Clause On All Policies Must Name The Lender Name And XXX. Mortgagee Clause Provided is Missing Both Lender Name And XXX. Provide Updated Hazard Insurance With Corrected Mortgagee Clause	Uploaded	3/14/2024	Received	3/14/2024		D	A	C	A	A	A	D	A	N/A	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	D	A	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031134	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/20/2024	Cleared	Credit	Missing Rent Review	Missing Market Rent Review	Uploaded	3/22/2024	Received XXX	3/25/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000030960	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/20/2024	Cleared	Credit	Missing Loan Application	Missing Loan Application	Uploaded	3/22/2024	Received	3/27/2024		D	B	D	A	D	B	C	A	N/A	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000030960	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/20/2024	Cleared	Credit	Missing Verification of Mortgage	Missing Verification of Mortgage	Uploaded	3/22/2024	Received	3/27/2024		D	B	D	A	D	B	C	A	N/A	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000030960	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/20/2024	Cleared	Credit	Adverse Credit (Judgments)	Missing Satisfaction of Judgment In The Amount of: $XXX With Lien #XXX To Satisfy Schedule B Part I(X) of Provided Title Commitment	Uploaded	3/22/2024	Received	3/27/2024		D	B	D	A	D	B	C	A	N/A	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000030960	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/20/2024	Acknowledged	Credit	Age of Bank Statements	XX Days Age of Bank Statements >XX Days Max Allowed. Provide Updated Bank Statements	Uploaded	3/22/2024	Waiver for Only X Day Past Threshold is Approved Per Waiver Authority, Cf: XXX Fico, XXX Dscr	4/9/2024	XXX FICO, XXX DSCR	D	B	C	B	D	B	C	A	N/A	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000030960	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	2/19/2024	Cleared	Property	Insufficient Hazard Insurance Mortgagee Clause	Insufficient Hazard And Title Insurance Mortgagee Clause - Mortgagee Clause On All Policies Must Name The Lender Name And XXX. XXX To Opine Whether "XXX" is An Acceptable Lender Name For Counterparty: XXX	Uploaded	2/21/2024	Received Agreement reflecting XXX As An Affiliate of XXX	3/21/2024		D	B	C	A	D	B	C	A	N/A	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	D	D	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000028489	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/8/2024	Cleared	Credit	Insufficient Title Insurance Coverage	Insufficient Title Insurance: $XXX Title Insurance Coverage < $XXX Minimum Required. Provide Additional Coverage	Uploaded	3/10/2024	Received	3/11/2024		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031619	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/26/2024	Cleared	Credit	Missing Payoff Statement	Missing Payoff History To Satisfy Lien In The Amount of: $XXX Dated: XX/XX/XXXX	Uploaded	3/28/2024	Received	3/27/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031619	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/26/2024	Cleared	Credit	Missing Title Insurance	XXX To Opine On Schedule C Items X And X of Title Commitment. Mentioned Deed of Trusts Are Not A Part of The Subject Transaction	Uploaded	3/28/2024	Received Updated Title Removing Exceptions	3/27/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031619	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/26/2024	Cleared	Credit	Minimum Title Insurance Coverage	$XXX Title Commitment < $XXX Title Commitment Required . Additional Coverage Required	Uploaded	3/28/2024	Received	3/27/2024		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000031619	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	3/26/2024	Cleared	Credit	Missing Verification of Mortgage	Missing XXX Month Payment History To Satisfy Lien In The Amount of: $XXX Dated: XX/XX/XXXX	Uploaded	3/28/2024	Received	3/27/2024		D	A	C	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000025558	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Resolved	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%
																		Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025558	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Resolved	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

																		Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025558	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/18/2023	Resolved	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A	HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A	12/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

																		Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025558	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/18/2023	Resolved	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A	HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A	12/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

																		Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Resolved	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Final XXX reflects XXX yrs employed
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%
																		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Resolved	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Final XXX reflects XXX yrs employed
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%
																		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/18/2023	Resolved	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A.	HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A.	12/19/2023	Borrower has stable job time - Final XXX reflects XXX yrs employed
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%
																		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025560	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/18/2023	Resolved	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A.	HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore, downgraded to A.	12/19/2023	Borrower has stable job time - Final XXX reflects XXX yrs employed

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025562	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Resolved	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/08/2024	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																		Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025562	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/08/2024	Resolved	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																		Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025562	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/08/2024	Resolved	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																		Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025613	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2024	Resolved	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025613	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2024	Resolved	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025613	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/03/2024	Resolved	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025559	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Resolved	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.	12/19/2023	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%
																		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025559	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/19/2023	Resolved	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025559	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/18/2023	Resolved	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Is compliant and allowed per lender guidelines, therefore, downgraded to A	HPML with established escrows and met appraisal requirements. Is compliant and allowed per lender guidelines, therefore, downgraded to A	12/19/2023	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025563	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/05/2024	Resolved	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Borrower has stable job time - Compensating Factors Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors Qualifying DTI below max allowed. - Compensating Factors	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000025563	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/08/2024	Cured	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA XXXb Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XX% tolerance violation in the amount of $XXX is due to the addition of the title document preparation fee and title - administration fee that is in section B and not disclosed on the previous disclosures with no valid COC in file. The cure of $XXX was not sufficient to clear the exception and results in an additional $XXX cure required.
This loan failed the charges that in total cannot increase more than XXX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).	Lender provided fee variance worksheet for XX% tolerance calculation that shows Closing Protection Letter, Notary/Signing Fee, title insurance binder, title exam and title insurance were all considered in the baseline of the XX% tolerance, however those fees were included in the items that can change (unlimited tolerance) since the CD indicated the borrower shopped for those fees. Using the fees actually disclosed on the CD that were also listed on the LE as shoppable: Govt Recording fee $XX LE $XX CD Title Commitment fee $XXX LE $XXX CD Settlement Fee $XXX LE $XXX CD Title Abstract $XXX LE $XXX CD Title Admin Fee $X LE $XXX CD Document Prep $X LE $XXX CD $XXX disclosed on LE that were also moved to the borrower did not shop category + XX% tolerance $XX.XX = $XXX.XX Total fees disclosed on the CD as borrower did not shop $X,XXX. = $XXX.XX tolerance violation, however a cure of $XX.XX was provided which leaves $XXX.XX Please confirm if the borrower did or did not shop for fees in section C of the CD to determine if they should be included in the XX% tolerance calculation.
Lender provided fee variance worksheet for XX% tolerance calculation that shows Closing Protection Letter, Notary/Signing Fee, title insurance binder, title exam and title insurance were all considered in the baseline of the XX% tolerance,  however those fees were included in the items that can change (unlimited tolerance) since the CD indicated the borrower shopped for those fees.  Using the fees actually disclosed on the CD that were also listed on the LE as shoppable:
Govt Recording fee $XX LE    $XX CD
Title Commitment fee $XXX LE    $XXX CD
Settlement Fee $XXX LE   $XXX CD
Title Abstract $XXX LE   $XXX CD
Title Admin Fee $X LE   $XXX CD
Document Prep $X LE   $XXX CD

$XXX disclosed on LE that were also moved to the borrower did not shop category + XX% tolerance $XX.XX = $XXX.XX
Total fees disclosed on the CD as borrower did not shop $X,XXX. = $XXX.XX tolerance violation, however a cure of $XX.XX was provided which leaves $XXX.XX

																Please confirm if the borrower did or did not shop for fees in section C of the CD to determine if they should be included in the XX% tolerance calculation.	01/17/2024	Borrower has stable job time - Compensating Factors Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors Qualifying DTI below max allowed. - Compensating Factors	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000025563	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/08/2024	Resolved	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Compensating Factors Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors Qualifying DTI below max allowed. - Compensating Factors	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000025563	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/08/2024	Resolved	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Compensating Factors Qualifying FICO is Greater than the Guideline Minimum - Compensating Factors Qualifying DTI below max allowed. - Compensating Factors	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000026842	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/23/2024	Resolved	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026842	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/23/2024	Resolved	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026842	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/24/2024	Resolved	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026843	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/22/2023	Resolved	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																		Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026843	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/22/2023	Resolved	Property	No Property Findings	Property and Valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																		Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026843	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/22/2023	Resolved	Credit	No Credit Findings	Loan meets all applicable Credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																		Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026844	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/18/2024	Resolved	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																		Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026844	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/18/2024	Resolved	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																		Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026844	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/18/2024	Resolved	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																		Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026845	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/23/2024	Resolved	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026845	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/23/2024	Resolved	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026845	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/23/2024	Resolved	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/24/2024	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026845	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	01/23/2024	Resolved	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	01/24/2024	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XX%

																		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026296	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/12/2024	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	02/13/2024	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026296	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/13/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026296	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/13/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/13/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023638	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/30/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/30/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023638	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/30/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/30/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000023638	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	01/30/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	01/30/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027262	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027262	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/05/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027262	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: Guidelines require a CPA letter confirming percentage of ownership. Please provide a letter from a CPA stating borrower has XXX% ownership in XXX.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received an LOX - Per the CPA letter in file the Bwr is XXX% Owner and with this being said the these Conditions are not valid. Re-reviewed the CPA letter in the file and the CPA letter confirms borrower owns XXX% of the shares of the business. Exception cleared.	02/07/2024	The borrower income verification does match approval. Received an LOX - Per the CPA letter in file the Bwr is XXX% Owner and with this being said the these Conditions are not valid. Re-reviewed the CPA letter in the file and the CPA letter confirms borrower owns XXX% of the shares of the business. Exception cleared.	02/07/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027262	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	02/05/2024	Cleared	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; Borrowers bank statements are in the name of the business. Borrower is a XXX% ownership of the business therefore the assets are used at a XXX% ratio, This does not meet the minimum reserves of XXX months. Please provide assets that meet the minimum XXX months of reserves and the cash to close figure.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received an LOX - Per the CPA letter in file the Bwr is XXX% Owner and with this being said the these Conditions are not valid. Re-reviewed the CPA letter in the file and the CPA letter confirms borrower owns XXX% of the shares of the business. Exception cleared. ; Borrowers bank statements are in the name of the business. Borrower is a XX% ownership of the business therefore the assets are used at a XX% ratio, This does not meet the minimum reserves of X months. Please provide assets that meet the minimum X months of reserves and the cash to close figure.	02/07/2024	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX. Received an LOX - Per the CPA letter in file the Bwr is XXX% Owner and with this being said the these Conditions are not valid. Re-reviewed the CPA letter in the file and the CPA letter confirms borrower owns XXX% of the shares of the business. Exception cleared.	02/07/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025805	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	02/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025805	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	02/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025805	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000025692	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/16/2024	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	02/20/2024	02/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025692	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Acknowledged	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines.Guidelines require a $XXX Residual Income.	Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.;
CRSE in the file citeds this exception and approval is granted. Compensating factors include: DTI XXX% housing of XXX% Total, Verified reserves are XXX, XXX last XXX months, Qualifying LTV is XXX	02/19/2024	02/20/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000025692	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/19/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	02/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000026696	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/11/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026696	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/11/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/11/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026700	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/09/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026700	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/10/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000026700	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/10/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029937	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/08/2024	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	04/09/2024	04/09/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029937	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/09/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/09/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029937	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/09/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/09/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027295	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/23/2024	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. Per fraud report, the current primary is owned by XXX and was purchased XX/XX/XXXX. Documentation for XXX was not provided to confirm borrower(s) are owners of the property. Lender to provide trust documentation to support XXX. ; Received email and Fraud Report verification to confirm housing history. Exception resolved.	Uploaded an LOX to request you to waive this condition. There are many docs in the file that confirm {XXX}; Uploaded the document {XXX}	02/29/2024	Housing delinquency meets guidelines. Borrower owns current primary without a mortgage - per fraud report. ; Housing delinquency meets guidelines. EXception Resolved. ; Housing history does not meet guidelines. Per fraud report, the current primary is owned by XXX and was purchased XX/XX/XXXX. Documentation for XXX was not provided to confirm borrower(s) are owners of the property. Lender to provide trust documentation to support XXX. ; Received email and Fraud Report verification to confirm housing history. Exception resolved.	02/29/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027295	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/23/2024	Cleared	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; Received XXX documentation showing R&W is Eligible. TPV is not required. Exception cleared.	Uploaded XXX - Relief Eligible. {XXX}; Uploaded the document {XXX}	02/27/2024	Third Party Valuation Product Provided. Received UCDP documentation showing R&W is Eligible. TPV is not required. Exception cleared. ; Received UCDP documentation showing R&W is Eligible. TPV is not required. Exception cleared.	02/27/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027295	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/26/2024	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines Verification of Existence of Business is required within XXX business days of closing. Lender to provide an updated verification of business search.	Change status of 'Borrower Employment Verification does not meet guidelines' from Cured Post Close to Cleared.;
Received updated Business Searches for all businesses showing active. Exception cleared. ; Uploaded the document {XXX}; Uploaded verification of businesses. {XXX}	02/27/2024	Change status of 'Borrower Employment Verification does not meet guidelines' from Cured Post Close to Cleared.;
Received updated Business Searches for all businesses showing active. Exception cleared. ; Per guidelines Verification of Existence of Business is required within XX business days of closing. Lender to provide an updated verification of business search.	02/27/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027295	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/23/2024	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; Received FHLMC documentation showing R&W Relief Eligible. TPV is not required. Exception cleared. ; The initial CD is missing from the loan file. Please provide the Initial CD.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Initial Closing Disclosure provided to compliance for review. ; Received FHLMC documentation showing R&W Relief Eligible. TPV is not required. Exception cleared. ; The initial CD is missing from the loan file. Please provide the Initial CD. ; Uploaded the document {XXX}; Uploaded the initial CD. {XXX}	02/27/2024	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Initial Closing Disclosure provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; Received FHLMC documentation showing R&W Relief Eligible. TPV is not required. Exception cleared.	02/28/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027295	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/26/2024	Cleared	Credit	Condo Approval Missing	Condo approval indicator is Missing; Received copy of Condo Approval - updating loan accordingly.	Uploaded condo approval form. Condo is warrantable. {XXX}; Uploaded the document {XXX}	02/27/2024	Condo approval indicator is Missing; ; Condo approval indicator is Present. Received copy of Condo Approval - updating loan accordingly. ; Received copy of Condo Approval - updating loan accordingly.	02/27/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000027295	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	02/23/2024	Cleared	Compliance	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided. Undiscounted rate provided; but confirmation of rate lock is missing. ; Received confirmation of rate lock - updating loan accordingly.	Uploaded lock confirmation. {XXX}; Uploaded the document {XXX}	02/27/2024	Evidence of Rate Lock Not Provided. Undiscounted rate provided; but confirmation of rate lock is missing. ; Evidence of Rate Lock Provided. Received confirmation of rate lock - updating loan accordingly. ; Received confirmation of rate lock - updating loan accordingly.	02/27/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029078	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2024	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	04/01/2024	04/01/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029078	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	03/29/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029078	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/29/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030185	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/08/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030185	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/09/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030185	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/09/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028836	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/29/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	03/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028836	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/29/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028836	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/29/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030010	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/03/2024	Acknowledged	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; The lender approved the reserve shortfall, citing the XXX FICO and XXX mortgage history.	04/03/2024	04/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000030010	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/03/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000030010	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/03/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000029508	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	03/29/2024	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	04/01/2024	04/01/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029508	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/01/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/01/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029508	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/01/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/01/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029615	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/09/2024	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	04/10/2024	04/10/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029615	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/10/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/10/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000029615	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/10/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/10/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030600	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/08/2024	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	04/09/2024	04/09/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030600	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/09/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/09/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030600	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/09/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/09/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030081	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/15/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/15/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030081	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/15/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/15/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030081	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/15/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/15/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000031908	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/09/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																		; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000031908	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/10/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																		; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000031908	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/10/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																		; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030536	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/09/2024	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
														HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	04/10/2024		04/10/2024	Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030536	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/10/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				04/10/2024	Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000030536	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/10/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				04/10/2024	Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000031396	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/15/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
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4000031396	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/15/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000031396	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	04/15/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
																			A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028766	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/13/2024	Cleared	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; Borrower is using the appraisal market rate to offset the PITI of the principal property. Lender is calculating the income at XXX% of the market rate. Guidelines only allow for a XXX% multiplier of the market rate. Please update the XXX reflecting the guideline figures and please provide a guideline exception for the DTI.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received an updated XXX/CRSE correcting the Neg. Cash Flow amount on the Subject Property. Final calculation is $XXX. In addition, the XXX property is owned by an XXX and not included in the REO calculation. Updated loan accordingly - exception cleared. ; Borrower is using the appraisal market rate to offset the PITI of the principal property. Lender is calculating the income at XXX% of the market rate. Guidelines only allow for a XXX% multiplier of the market rate. Please update the XXX reflecting the guideline figures and please provide a guideline exception for the DTI.	03/19/2024	Documentation provided to support Qualifying DTI below XXX. Received an updated XXXX/CRSE correcting the Neg. Cash Flow amount on the Subject Property. Final calculation is $XXX. In addition, the XXX property is owned by an XXX and not included in the REO calculation. Updated loan accordingly - exception cleared.	03/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028766	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/13/2024	Cleared	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines. Borrower is using the appraisal market rate to offset the PITI of the principal property. Lender is calculating the income at XXX% of the market rate. Guidelines only allow for a XXX% multiplier of the market rate. Please update the XXX and CRSE reflecting the guideline figures and please provide a guideline exception for the insufficient Residual Income.; Received an updated XXX/CRSE correcting the Neg. Cash Flow amount on the Subject Property. Final calculation is $XXX. In addition, the XXX property is owned by an XXX and not included in the REO calculation. Updated loan accordingly - exception cleared.	upld revised XXX and crse {XXX}; Uploaded the document {XXX}	03/19/2024	Residual income meets guidelines. Received an updated XXXX/CRSE correcting the Neg. Cash Flow amount on the Subject Property. Final calculation is $XXX.XX. In addition, the XXX property is owned by an XXX and not included in the REO calculation. Updated loan accordingly - exception cleared. ; Residual income of XXXX.XX does not meet minimum guidelines. Borrower is using the appraisal market rate to offset the PITI of the principal property. Lender is calculating the income at XXX% of the market rate. Guidelines only allow for a XX% multiplier of the market rate. Please update the XXXX and CRSE reflecting the guideline figures and please provide a guideline exception for the insufficient Residual Income. Borrower is using the appraisal market rate to offset the PITI of the principal property. Lender is calculating the income at XXX% of the market rate. Guidelines only allow for a XX% multiplier of the market rate. Please update the XXXX and CRSE reflecting the guideline figures and please provide a guideline exception for the insufficient Residual Income.;
; Received an updated XXXX/CRSE correcting the Neg. Cash Flow amount on the Subject Property. Final calculation is $XXX.XX. In addition, the XXX property is owned by an XXX and not included in the REO calculation. Updated loan accordingly - exception cleared.	03/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
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4000028766	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/12/2024	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000028766	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	ATR/QM: Exempt	Closed	03/13/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000031166	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/08/2024	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	04/09/2024	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
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4000031166	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/09/2024	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
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4000031166	XXXX	XXX	XXXX	XX/XX/XXXX	$XXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	04/09/2024	Cleared	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
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